Leases - Operating Lease Liability Maturity Schedule (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
2020	$ 23.3	$ 43.3
2021	37.5	31.6
2022	29.8	24.1
2023	23.0	18.0
2024	13.7	10.6
Thereafter	16.8	14.2
Total Lease Payments	144.1	141.8
Less: Imputed Interest	(21.6)	(28.6)
Present value of lease liabilities	$ 122.5	$ 113.2